Containers, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Containers, cost	$ 5,456,237	$ 4,963,965
Containers, accumulated depreciation	(1,322,221)	(1,172,355)
Containers, net book value	$ 4,134,016	$ 3,791,610